LOAN PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Feb. 28, 2025
Related Party Transaction [Line Items]
Borrowings			$ 356,426
GL [Member]
Related Party Transaction [Line Items]
Borrowings		$ 2,350,000		$ 1,404,000
Debt instrument, maturity date range, start		Aug. 14, 2023
Debt instrument, maturity date range, end		Nov. 20, 2023
Balance due for this loan	$ 2,350,000	$ 2,350,000